Unaudited Condensed Consolidated Income Statements - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
IFRS Statement [Line Items]
Interest income	€ 49,922	€ 30,869
Interest expense	(29,002)	(12,460)
Interest income/ (charges)	20,920	18,409
Dividend income	382	335
Income from companies accounted for using the equity method	296	312
Commission income	8,277	7,792
Commission expense	(2,174)	(1,940)
Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net	22	233
Gain or losses on financial assets and liabilities held for trading, net	263	718
Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss	26	(15)
Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net	(194)	756
Gain or losses from hedge accounting, net	108	128
Exchange differences, net	1,077	(1,077)
Other operating income	480	819
Other operating expenses	(1,504)	(1,461)
Income from assets under insurance and reinsurance contracts	414	1,349
Expenses from liabilities under insurance and reinsurance contracts	(383)	(1,238)
Total income	28,010	25,120
Administrative expenses	(10,873)	(9,993)
Staff costs	(6,603)	(5,948)
Other general and administrative expenses	(4,270)	(4,045)
Depreciation and amortisation cost	(1,606)	(1,442)
Provisions or reversal of provisions, net	(1,330)	(935)
Impairment or reversal of impairment of financial assets not measured at fair value through profit or loss and net gains and losses from modifications	(6,237)	(4,763)
Impairment of investments in subsidiaries, joint ventures and associates, net	0	0
Impairment on non-financial assets, net	(92)	(61)
Tangible assets	(78)	(24)
Intangible assets	(5)	(29)
Others	(9)	(8)
Gain or losses on non financial assets and investments, net	277	(4)
Gains or losses on non-current assets held for sale not classified as discontinued operations	(59)	(7)
Operating profit/(loss) before tax	8,090	7,915
Tax expense or income from continuing operations	(2,281)	(2,374)
Profit/(loss) for the period from continuing operations	5,809	5,541
Profit/( loss) after tax from discontinued operations	0	0
Profit/(loss) for the period	5,809	5,541
Profit attributable to non-controlling interests	568	647
Profit/(loss) attributable to the parent	€ 5,241	€ 4,894
Earnings/(losses) per share
Basic (in euro per share)	€ 0.31	€ 0.27
Diluted (in euro per share)	€ 0.31	€ 0.27
Other financial assets and liabilities
IFRS Statement [Line Items]
Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net	€ 16	€ 205
Financial assets at fair value through other comprehensive income
IFRS Statement [Line Items]
Interest income	3,629	2,211
Impairment or reversal of impairment of financial assets not measured at fair value through profit or loss and net gains and losses from modifications	6	(1)
Financial assets at amortised cost
IFRS Statement [Line Items]
Interest income	37,503	26,073
Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net	6	28
Impairment or reversal of impairment of financial assets not measured at fair value through profit or loss and net gains and losses from modifications	(6,243)	(4,762)
Other interest income
IFRS Statement [Line Items]
Interest income	8,790	2,585
Reclassification of financial assets at fair value through other comprehensive income
IFRS Statement [Line Items]
Gain or losses on financial assets and liabilities held for trading, net	0	0
Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss	0	0
Reclassification of financial assets at amortized cost
IFRS Statement [Line Items]
Gain or losses on financial assets and liabilities held for trading, net	0	0
Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss	0	0
Other gains (losses)
IFRS Statement [Line Items]
Gain or losses on financial assets and liabilities held for trading, net	263	718
Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss	€ 26	€ (15)